OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Other Non-current Assets
OTHER NON-CURRENT ASSETS
14.	OTHER NON-CURRENT ASSETS

	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Finance lease receivables (see Note 16)	84	151
Other assets	55	56

	139	207

The Group leases instruments as part of its business. For details of future minimum finance lease receivables with non-cancellable terms, please refer to Note 16.